Right-of-use assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	$ 535,121
Ending balance	482,321	$ 535,121
Properties
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	439,438
Ending balance	378,889	439,438
Motor vehicles and others
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	91,241
Ending balance	100,701	91,241
Computer equipment
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	4,442
Ending balance	2,731	4,442
Cost
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	1,270,298	1,294,314
Additions	82,685	120,067
Additions - business acquisitions		22,114
Change in estimates and lease modifications	13,940	(7,946)
Disposals/retirements	(141,583)	(100,250)
Foreign currency translation adjustment	36,014	(58,001)
Ending balance	1,261,354	1,270,298
Cost | Properties
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	1,049,445	1,080,867
Additions	32,772	90,830
Additions - business acquisitions		21,622
Change in estimates and lease modifications	13,940	(7,946)
Disposals/retirements	(101,670)	(88,546)
Foreign currency translation adjustment	28,423	(47,382)
Ending balance	1,022,910	1,049,445
Cost | Motor vehicles and others
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	180,164	174,354
Additions	48,883	25,554
Additions - business acquisitions		492
Change in estimates and lease modifications	0	0
Disposals/retirements	(36,792)	(11,704)
Foreign currency translation adjustment	7,246	(8,532)
Ending balance	199,501	180,164
Cost | Computer equipment
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	40,689	39,093
Additions	1,030	3,683
Additions - business acquisitions		0
Change in estimates and lease modifications	0	0
Disposals/retirements	(3,121)	0
Foreign currency translation adjustment	345	(2,087)
Ending balance	38,943	40,689
Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	(735,177)	(708,107)
Disposals/retirements	129,497	82,722
Foreign currency translation adjustment	(20,674)	35,361
Depreciation expense	143,030	141,295
Impairment	9,649	3,858
Ending balance	(779,033)	(735,177)
Accumulated depreciation | Properties
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	(610,007)	(606,558)
Disposals/retirements	94,676	74,973
Foreign currency translation adjustment	(15,792)	28,925
Depreciation expense	103,249	103,489
Impairment	9,649	3,858
Ending balance	(644,021)	(610,007)
Accumulated depreciation | Motor vehicles and others
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	(88,923)	(67,975)
Disposals/retirements	31,700	7,749
Foreign currency translation adjustment	(4,589)	4,563
Depreciation expense	36,988	33,260
Impairment	0	0
Ending balance	(98,800)	(88,923)
Accumulated depreciation | Computer equipment
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	(36,247)	(33,574)
Disposals/retirements	3,121	0
Foreign currency translation adjustment	(293)	1,873
Depreciation expense	2,793	4,546
Impairment	0	0
Ending balance	$ (36,212)	$ (36,247)